Revolving Credit Agreement (Details)	Feb. 21, 2025 USD ($)
Revolving Credit Agreement [Line Items]
Syndicated Loan requires monthly interest payments description	The Syndicated Loan requires monthly interest payments made in arrears. The interest payments are calculated using a daily rate that is based on the greater of (i) the secured overnight financing rate as administered by the Federal Reserve Bank of New York for such day plus 0.11448%, (ii) the Federal Funds Rate for such day, and (iii) 0.25% plus 2.5% per annum, which was 7.06% as of June 30, 2025.
Commitment fee rate	0.50%
Syndicated Loan contains financial covenant term	The Syndicated Loan also contains financial covenants. Webull Financial shall at all times maintain (i) a tangible net worth of not less than $135,000,000, (ii) excess net capital of not less than $75,000,000, and (iii) a ratio of total assets to total regulatory capital of not more than 8.0 to 1.0.
Webull Financial LLC [Member]
Revolving Credit Agreement [Line Items]
Aggregate principal balance	$ 150,000,000